Employee information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of number of employees [line items]
Expense from share-based payment transactions with employees	£ 42	£ 37	£ 35
Business combinations [member]
Disclosure of number of employees [line items]
Expense from share-based payment transactions with employees	£ 2	£ 3	£ 3